Financial assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of financial assets [abstract]
Disclosure of redeemable preference shares with no fixed redemption date [Table Text Block]
	December 31, 2019	December 31, 2018
	$	$
Balance, beginning of year	153,651	-
Initial recognition of preferred shares at fair value	-	148,850
Fair value adjustment for the year	(35,626)	4,801
Redemption of preferred shares during the year	(10,000)	-
Balance, end of year	108,025	153,651

Disclosure of redeemable preference share with determinable redemption date [Table Text Block]
	December 31, 2019	December 31, 2018
	$	$
Balance, beginning of year	19,484	-
Initial recognition at fair value	-	19,231
Redemptions during the year	(20,000)	-
Accretion income for the year	516	253
Balance, end of year	-	19,484